Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Taxes under statutory US tax rates	$ (995,552)	$ (1,209,258)
Increase (decrease) in valuation allowance	1,137,716	1,394,444
Prior period adjustment	(14,624)
Foreign tax rate differential	(128,492)	(186,286)
Other	952	1,100
Income tax (expense) benefit	$ (134,728)	$ (115,437)